UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  September 30, 2004
                                                ------------------
Check here if Amendment  (         ) ;   Amendment Number: ________________
This Amendment  (Check only one.):    (        )      is a restatement.
                                      (        )      adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Atlas Advisers, Inc.
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Address:        794 Davis Street
                --------------------
                San Leandro, CA 94577-6900
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Form 13F File Number:  28-(First  Filing)
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The institutional  investment  manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is it understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Matthew L. Sadler
                -----------------
Title:          Senior Vice President, Atlas Advisers, Inc.
                -------------------------------------------
Phone:          510-297-7444
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Signature, Place, and Date of Signing:

 /s/ Matthew L. Sadler                  San Leandro, CA             11/9/04
 ---------------------                  ---------------             --------
(Signature)                             (City, State)               (Date)

Report Type     (Check only one.):

(       )       13F HOLDINGS REPORT. (Check here if all holdings of this
                reporting manager are reported in this report.)

(   X   )       13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

(       )       13F COMBINATION REPORT.   (Check here if a portion of the
                holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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List of Other Included Managers:

   No.     Form 13F File Number        Name of Sub-adviser
   ---     --------------------        --------------------

    1.     028-10068                   Hotchkis & Wiley Capital Management, LLC
    2.     028-03477                   Madison Investment Advisors, Inc.
    3.     028-203                     OppenheimerFunds, Inc.
    4.     028-02924                   Turner Investment Partners, Inc.